Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
The following table shows the breakdown of cash, cash equivalents and restricted cash as of December 31, 2024 and 2023:

	December 31, 2023	December 31, 2024
	(in thousands)
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$149,581	$130,455
Cash and cash equivalents held by VIE	23	366
Restricted cash	8,638	8,976
Total cash, cash equivalents and restricted cash	$158,242	$139,797